Supplement to the John Hancock Equity Funds Prospectus
                               dated July 2, 2001


On page 4, the "Portfolio Management" section for the John Hancock Balanced Fund has been changed as follows:


         PORTFOLIO MANAGERS

         John F. Snyder, III
         -------------------

         Executive vice president of adviser
         Joined team in 1994
         Joined adviser in 1991
         Began career in 1971

         Barry H. Evans, CFA
         -------------------

         Senior vice president of adviser
         Joined team in 1996
         Joined adviser in 1986
         Began career in 1986

         Steve Paspal, CFA
         -----------------

         Second vice president of adviser
         Joined team in 1997
         Joined adviser in 1997
         Vice President and senior research
          analyst at Pennsylvania Merchant Group. (1995 -1997)
         Began career in 1990

July 17, 2001